Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Supplement dated June 16, 2021

to Currently Effective Prospectuses

Effective immediately, the prospectuses for Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Nick Maroutsos is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since February 2019. Jason England is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2019. Dylan Bourke, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2021. Daniel Siluk is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2021.

2.	Under “Investment Personnel” in the Management of the Fund section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Absolute Return Income Opportunities Fund

Co-Portfolio Managers Nick Maroutsos, Jason England, Dylan Bourke, and Daniel Siluk jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

3.	Under “Investment Personnel” in the Management of the Fund section of the Fund’s prospectuses, the following information is added after the third paragraph:

Dylan Bourke, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2021. Mr. Bourke is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in 2015, and is a member of the investment team at Kapstream, a Janus Henderson Investors subsidiary. Prior to joining Kapstream in 2014, Mr. Bourke held positions at Moody’s Investor Service and Macquarie Bank. Mr. Bourke received Bachelor of Commerce and Bachelor of Law degrees from Bond University. He holds the Chartered Financial Analyst designation.

Daniel Siluk is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2021. Mr. Siluk is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in 2015, and is a member of the investment team at Kapstream, a Janus Henderson Investors subsidiary. Prior to joining Kapstream in 2009, Mr. Siluk served as manager of investment analytics at Challenger Limited. Mr. Siluk received a Bachelor of Applied Finance degree from Macquarie University.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Supplement dated June 16, 2021

to Currently Effective Statement of Additional Information

Effective immediately, the statement of additional information (the “SAI”) for Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) is amended as follows:

1.	In the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Officers” in alphabetical order.

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Dylan Bourke 151 Detroit Street Denver, CO 80206 DOB: 1987	Executive Vice President and Co-Portfolio Manager Janus Henderson Absolute Return Income Opportunities Fund	6/21-Present	Portfolio Manager for other Janus Henderson accounts.

Daniel Siluk 151 Detroit Street Denver, CO 80206 DOB: 1978	Executive Vice President and Co-Portfolio Manager Janus Henderson Absolute Return Income Opportunities Fund	6/21-Present	Portfolio Manager for other Janus Henderson accounts.

2.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table under the heading “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Dylan Bourke(2)**	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	1 $357.58M

Daniel Siluk(2)**	Number of Other Accounts Managed Assets in Other Accounts Managed	1 $2,946.99M	3 $563.75M	1 $1,033.83M
(2)	Effective June 15, 2021, Co-Portfolio Managers Dylan Bourke and Daniel Siluk assumed shared responsibility, with Mr. Maroutsos and Mr. England, for the day-to-day management of the Fund.
**	As of May 31, 2021.

3.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in the Fund Complex

Dylan Bourke(1)**	Janus Henderson Absolute Return Income Opportunities Fund	None	None

Daniel Siluk(1)**	Janus Henderson Absolute Return Income Opportunities Fund	None	$10,001-$50,000
(1)	Effective June 15, 2021, Co-Portfolio Managers Dylan Bourke and Daniel Siluk assumed shared responsibility, with Mr. Maroutsos and Mr. England, for the day-to-day management of the Fund.
**	As of May 31, 2021.

Please retain this Supplement with your records.

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